Biological assets	12 Months Ended
Dec. 31, 2017
Agriculture1 [Abstract]
Biological assets
Biological assets

Changes in the Group’s biological assets in 2017 and 2016 were as follows:

	2017
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	28,189	25,575	6,827	2,433	82,380	145,404
Increase due to purchases	—	—	610	1,084	—	1,694
Initial recognition and changes in fair value of biological assets (i)	17,158	10,236	11,769	267	23,790	63,220
Decrease due to harvest / disposals	(102,734)	(43,842)	(34,569)	(616)	(113,184)	(294,945)
Costs incurred during the year	92,034	39,547	26,002	1,478	101,277	260,338
Exchange differences	(2,902)	(1,799)	(1,301)	(630)	(1,085)	(7,717)
End of the year	31,745	29,717	9,338	4,016	93,178	167,994

	2016
	Crops (ii)	Rice (ii)	Dairy	All other segments	Sugarcane (ii)	Total
Beginning of the year	22,536	23,131	6,786	288	59,077	111,818
Increase due to purchases	—	—	—	1,713	—	1,713
Initial recognition and changes in fair value of biological assets (i)	48,790	10,498	5,476	(13)	60,705	125,456
Decrease due to harvest / disposals	(110,252)	(38,508)	(27,946)	—	(141,645)	(318,351)
Costs incurred during the year	68,607	33,839	23,885	558	91,235	218,124
Exchange differences	(1,492)	(3,385)	(1,374)	(113)	13,008	6,644
End of the year	28,189	25,575	6,827	2,433	82,380	145,404

(i)       Biological asset with a production cycle of more than one year (that is dairy and cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$ 12,036 for the year ended December 31, 2017 (2016: US$ 5,463). In 2017, an amount of US$ 2,830 (2016: US$ 1,019) was attributable to price changes, and an amount of US$ 9,206 (2016: US$ 4,444) was attributable to physical changes.
(ii)Biological assets that are measured at fair value within level 3 of the hierarchy.

Cost of production as of December 31, 2017:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,999	7,312	4,762	386	12,224	28,683
Depreciation and amortization	413	—	—	—	5,989	6,402
Fertilizers, agrochemicals and seeds	35,715	10,647	9	—	31,144	77,515
Fuel, lubricants and others	1,075	666	741	64	3,220	5,766
Maintenance and repairs	1,303	2,419	1,912	220	2,329	8,183
Freights	234	500	128	77	—	939
Contractors and services	29,738	14,706	—	30	4,232	48,706
Feeding expenses	—	—	9,585	174	—	9,759
Veterinary expenses	—	—	1,783	148	—	1,931
Energy power	123	1,954	698	—	—	2,775
Professional fees	180	173	220	19	84	676
Other taxes	1,621	156	7	129	91	2,004
Lease expense and similar arrangements	13,057	138	—	—	40,757	53,952
Others	4,576	876	368	122	1,207	7,149
Subtotal	92,034	39,547	20,213	1,369	101,277	254,440
Own agricultural produce consumed	—	—	5,789	109	—	5,898
Total	92,034	39,547	26,002	1,478	101,277	260,338

Cost of production as of December 31, 2016:

	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,786	5,820	3,849	214	12,610	26,279
Depreciation and amortization	395	—	—	—	5,880	6,275
Fertilizers, agrochemicals and seeds	24,774	8,047	80	—	24,087	56,988
Fuel, lubricants and others	971	1,527	772	17	3,385	6,672
Maintenance and repairs	1,253	2,811	1,787	92	2,519	8,462
Freights	1,421	479	127	19	—	2,046
Contractors and services	23,769	13,248	—	—	2,651	39,668
Feeding expenses	—	—	9,053	21	—	9,074
Veterinary expenses	—	—	1,624	69	—	1,693
Energy power	119	853	492	—	—	1,464
Professional fees	131	85	169	—	145	530
Other taxes	1,561	131	8	100	116	1,916
Lease expense and similar arrangements	6,965	97	8	—	38,555	45,625
Others	3,462	741	563	26	1,287	6,079
Subtotal	68,607	33,839	18,532	558	91,235	212,771
Own agricultural produce consumed	—	—	5,353	—	—	5,353
Total	68,607	33,839	23,885	558	91,235	218,124

Biological assets in December 31, 2017 and 2016 were as follows:

	2017	2016
Non-current
Cattle for dairy production (i)	8,989	6,584
Breeding cattle (ii)	1,984	1,533
Other cattle (ii)	303	399
	11,276	8,516
Current
Breeding cattle (iii)	1,729	501
Other cattle (iii)	349	243
Sown land – crops (ii)	31,745	28,189
Sown land – rice (ii)	29,717	25,575
Sown land – sugarcane (ii)	93,178	82,380
	156,718	136,888
Total biological assets	167,994	145,404

(i)	Classified as bearer and mature biological assets.

(ii)	Classified as consumable and immature biological assets.

(iii)	Classified as consumable and mature biological assets.

The fair value less estimated point of sale costs of agricultural produce at the point of harvest amounted to US$ 113,184 for the year ended December 31, 2017 (2016: US$ 141,645).

The following table presents the Group´s biological assets that are measured at fair value at December 31, 2017 and 2016 (see Note 17 to see the description of each fair value level):

	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	8,989	—	8,989	—	6,584	—	6,584
Breeding cattle	3,713	—	—	3,713	2,034	—	—	2,034
Other cattle	—	652	—	652	—	642	—	642
Sown land – sugarcane	—	—	93,178	93,178	—	—	82,380	82,380
Sown land – crops	—	—	31,745	31,745	—	—	28,189	28,189
Sown land – rice	—	—	29,717	29,717	—	—	25,575	25,575

There were no transfers between any levels during the year.

The following significant unobservable inputs were used to measure the Group´s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2017	2016
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-700 US$/ha -Harvest costs: 9.0 -14.0 US$/ton of cane -Leasing costs: 11.4-14.4 tn/ha	-Sugarcane yield: 60-100 tn/ha -Sugarcane TRS: 120-140 kg of sugar/ton of cane -Maintenance costs: 500-600 US$/ha -Harvest costs: 9.0 -14.0 US$/ton of cane -Leasing costs: 12.0-14.4 tn/ha
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – usd per hectare; Production Costs – US$ per hectare.
- Crops yield: 1.5 – 5.1 tn/ha for Wheat, 4.0 – 8.0  tn/ha for Corn, 1.4 - 3.4 tn/ha for Soybean and 2.1-3.5 for Sunflower
- Commercial Costs: 50-110 US$/ha for Wheat, 107-300 US$/ha for Corn, 172-176 US$/ha for Soybean and 10-37 US$/ha for Sunflower
- Production Costs: 200-540 US$/ha for Wheat, 230-500 US$/ha for Corn, 250-350 US$/ha for Soybean and 230-350 US$/ha for Sunflower

- Crops yield: 2.0 – 2.8 tn/ha for Wheat, 5.4 – 7.7  tn/ha for Corn, 2.7 - 3.8 tn/ha for Soybean and 1.5-2.1 for Sunflower
- Commercial Costs: 66-97 US$/ha for Wheat, 150-225 US$/ha for Corn, 70-110 US$/ha for Soybean and 65-90 US$/ha for Sunflower
- Production Costs: 170-250 US$/ha for Wheat, 350-550 US$/ha for Corn, 270-400 US$/ha for Soybean and 200-300 US$/ha for Sunflower

The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – usd per hectare; Production Costs – US$ per hectare.	-Rice yield: 5.0 -5.9 tn/ha -Commercial Costs: 3-9 US$/ha -Production Costs: 750-1,000 US$/ha	-Rice yield: 5.1 -6.1 tn/ha -Commercial Costs: 8-15 US$/ha -Production Costs: 750-1,000 US$/ha	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.

As of December 31, 2017, the impact of a reasonable 10 % increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s plantations less cost to sell of US$ 8.6 million for sugarcane, US$ 1.5 million for crops and US$ 3.4 million for rice.

As of December 31, 2016, the impact of a reasonable 10 % increase (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s plantations less cost to sell of US$ 10.8 million for sugarcane, US$ 1.0 million for crops and US$ 2.7 million for rice.